18. Property, plant and equipment (Details 1) - IFRS 16 [Member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 14,994	$ 21,588
Cost	20,745	26,604
Accumulated depreciation, amortization and depletion	(5,751)	(5,016)
Closing balance	21,588	14,994
Platforms [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	8,200	12,196
Cost	10,708	14,542
Accumulated depreciation, amortization and depletion	(2,508)	(2,346)
Closing balance	12,196	8,200
Vessels [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	6,144	8,335
Cost	8,861	10,698
Accumulated depreciation, amortization and depletion	(2,717)	(2,363)
Closing balance	8,335	6,144
Properties [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	650	1,057
Cost	1,176	1,364
Accumulated depreciation, amortization and depletion	(526)	(307)
Closing balance	$ 1,057	$ 650